UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-06727

Dominion Funds

(Exact name of registrant as specified in charter)

35 Old Tavern Rd, 2nd Floor Orange, CT 06477

(Address of principal executive offices) (Zip code)

James Ash

          Gemini Fund Services, LLC, 450 Wireless Blvd. Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 3/31/13

Item 1.  Schedule of Investments.

Fairfax Global Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
	Shares	Market Value

COMMON STOCK - 94.30%
AEROSPACE/DEFENSE - 5.79%
Boeing Co.	1,438	$ 123,452
Lockheed Martin Corp.	1,312	126,634
Northrop Grumman Corp.	1,773	124,376
		374,462
AIRLINES - 1.94%
Alaska Air Group, Inc. *	1,958	125,234

APPAREL - 1.91%
Steven Madden Ltd. *	2,867	123,682

AUTO PARTS & EQUIPMENT - 3.82%
Delphi Automotive PLC	2,784	123,610
WABCO Holdings, Inc. *	1,746	123,250
		246,860
BEVERAGES - 1.93%
Coca-Cola Co.	3,082	124,636

BIOTECHNOLOGY - 1.92%
Charles River Laboratories International, Inc. *	2,809	124,354

CHEMICALS - 9.57%
CF Industries Holdings, Inc.	645	122,789
NewMarket Corp.	473	123,150
PPG Industries, Inc.	928	124,296
Westlake Chemical Corp.	1,324	123,794
WR Grace & Co. *	1,615	125,179
		619,208
COMMERCIAL SERVICES - 3.88%
Deluxe Corp.	3,029	125,401
Moody's Corp.	2,361	125,889
		251,290
COMPUTERS - 3.87%
Accenture PLC - Cl. A	1,654	125,654
j2 Global, Inc.	3,181	124,727
		250,381
DISTRIBUTION/WHOLESALE - 1.93%
WESCO International, Inc. *	1,716	124,599

ELECTRICAL COMPONENTS &EQUIPMENT - 1.94%
AMETEK, Inc.	2,896	125,571

FOOD - 1.94%
Campbell Soup Co.	2,765	125,421

HEALTHCARE-PRODUCTS - 3.86%
Baxter International, Inc.	1,724	125,231
Becton Dickinson and Co.	1,303	124,580
		249,811

Fairfax Global Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
	Shares	Market Value

HEALTHCARE-SERVICES - 7.69%
Air Methods Corp.	2,550	$ 123,012
HealthSouth Corp. *	4,739	124,967
Laboratory Corp. of America Holdings *	1,390	125,378
Quest Diagnostics, Inc.	2,198	124,077
		497,434
INTERNET - 1.93%
Symantec Corp. *	5,053	124,708

LEISURE TIME - 1.92%
Interval Leisure Group, Inc.	5,719	124,331

MEDIA - 3.84%	5,667	123,937
Gannett Co., Inc.	1,938	124,691
Scripps Networks Interactive, Inc.		248,628

MISCELLANEOUS MANUFACTURING - 3.88%
3M Co.	1,177	125,127
Parker Hannifin Corp.	1,373	125,739
		250,866
OIL & GAS - 5.74%
CVR Energy, Inc.	2,397	123,733
Delek US Holdings, Inc.	3,114	122,878
Western Refining, Inc.	3,514	124,431
		371,042
PHARMACEUTICALS - 1.92%
McKesson Corp.	1,150	124,154

RETAIL - 11.50%
Cheesecake Factory, Inc.	3,240	125,096
Cracker Barrel Old Country Store, Inc.	1,534	124,024
Dillard's, Inc.	1,569	123,245
HSN, Inc.	2,254	123,654
Pier 1 Imports, Inc.	5,374	123,602
Williams-Sonoma, Inc.	2,431	125,245
		744,866
SOFTWARE - 1.94%
Oracle Corp.	3,878	125,415

TELECOMMUNICATIONS - 7.75%
Harris Corp.	2,738	126,879
IPG Photonics Corp.	1,870	124,187
NeuStar, Inc. - Cl. A *	2,677	124,561
Plantronics, Inc.	2,847	125,809
		501,436
TRUCKING & LEASING - 1.89%
Amerco, Inc.	706	122,519

TOTAL COMMON STOCK		6,100,908
( Cost - $5,070,744)

Fairfax Global Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
	Shares	Market Value

SHORT-TERM INVESTMENTS - 2.44%
Dreyfus Cash Managment, 0.05% +	158,203	$ 158,203
TOTAL SHORT-TERM INVESTMENTS
( Cost - $158,203)

TOTAL INVESTMENTS - 96.74%
( Cost - $5,228,947) (a)		$ 6,259,111
OTHER ASSETS LESS LIABILITIES - 3.26%		210,635
NET ASSETS - 100.00%		$ 6,469,746

*Non-income producing security.
+Variable rate security. Rate shown is as of March 31, 2013.

 (a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $5,228,947 and differs from markete value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation		$ 1,042,790
Unrealized depreciation		(12,626)
Net unrealized appreciation		$ 1,030,164

Fairfax Gold and Precious Metals Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
	Shares	Market Value

COMMON STOCK - 46.67%
MINING - 46.67%
Alamos Gold Inc. *	1,700	$ 22,952
Alexco Resource Corp. *	6,050	20,086
Allied Nevada Gold Corp. *	4,600	75,716
AuRico Gold Inc.	3,500	22,015
First Majestic Silver Corp. *	4,900	79,233
Fortuna Silver Mines Inc. *	5,700	24,510
Great Panther Silver Ltd. *	17,250	22,425
New Gold Inc. *	8,700	79,170
Osisko Mining Corp. *	8,600	50,215
Sandstorm Gold Ltd. *	4,850	45,832
TOTAL COMMON STOCK		442,154
( Cost - $491,601)

EXCHANGE TRADED FUND - 4.89%
COMMODITY FUND - 4.89%
PowerShares DB Gold Fund *	850	46,308
TOTAL EXCHANGE TRADED FUND
( Cost - $46,801)

SHORT-TERM INVESTMENTS - 40.25%
Dreyfus Cash Managment, 0.05% +	381,341	381,341
TOTAL SHORT-TERM INVESTMENTS
( Cost - $381,341)

TOTAL INVESTMENTS - 91.81%
( Cost - $919,743) (a)		$ 869,803
OTHER ASSETS LESS LIABILITIES - 8.19%		77,610
NET ASSETS - 100.00%		$ 947,413

*Non-income producing security.
+Variable rate security. Rate shown is as of March 31, 2013.

 (a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $919,743 and differs from markete value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation		$ -
Unrealized depreciation		(49,939)
Net unrealized depreciation		$ (49,939)

Fairfax Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Equity and fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Fixed income securities are valued each day by an independent pricing service which utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.

When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using amortized cost method of valuation, which the Board has determined will represent fair value.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fairfax Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of March 31, 2013 for the Funds assets and liabilities measured at fair value:

Fairfax Global Trends Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,100,908	$ -	$ -	$ 6,100,908
Short-term Investments	$ 158,203	-	-	$ 158,203
Total	$ 6,259,111	$ -	$ -	$ 6,259,111

Fairfax Gold and Precious Metals Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 442,154	$ -	$ -	$ 442,154
Exchange Traded Fund	$ 46,308	-	-	$ 46,308
Short-term Investments	$ 381,341	-	-	$ 381,341
Total	$ 869,803	$ -	$ -	$ 869,803

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Funds policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Fairfax Gold and Precious Metals Fund, ("Gold Fund") currently invests a portion of its assets in the Dreyfus Cash Management Fund, (the “Dreyfus Fund”).  The Gold Fund may redeem its investment from the Dreyfus Fund at any time if the Adviser determines that it is in the best interest of the Gold Fund and its shareholders to do so.

The performance of the Gold Fund may be directly affected by the performance of the Dreyfus Fund.  The financial statements of the Dreyfus Fund, including the portfolio of investments, can be found at http://www.dreyfus.com  or the Security and Exchange Commission’s website, www.sec.gov and should be read in conjunction with the Gold Fund’s financial statements.  As of March 31, 2013 the percentage of the Fund’s net assets invested in the Dreyfus Fund was 40.25%.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dominion Funds

By (Signature and Title)

/s/Paul Dietrich

       Paul Dietrich, President/Treasurer

Date

5/20/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Paul Dietrich

        Paul Dietrich, President/Treasurer

Date

5/20/13